Derivative Liability - Additional Information (Detail) (USD $)	3 Months Ended	9 Months Ended
	Feb. 28, 2015	Feb. 28, 2015
Derivative [Line Items]
Change in fair value of derivative liability	$ 1,261,545	$ 455,970